Company financial information - Cash flows (Details) - EUR (€) € in Millions		12 Months Ended
	Sep. 21, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Cash generated from operations		€ 1,330	€ 1,109	€ 950
Cumulative PIK interest paid			(184)
Net cash from operating activities		834	469	568
Cash flows from investing activities
Net cash used in investing activities		(436)	(3,003)	(304)
Cash flows from financing activities
Repayment of borrowings		(4,061)	(2,322)	(198)
Proceeds from borrowings with related party			673
Contribution from parent	€ 431		431
Proceeds from share issuance		306	6
Dividends paid		(148)	(270)
Early redemption premium costs paid		85	108	8
Deferred debt issue costs paid		(35)	(60)	(1)
Net cash (outflow)/inflow from financing activities		(484)	2,704	(126)
Net (decrease)/increase in cash and cash equivalents		(118)	219
Cash and cash equivalents at the beginning of the year		772	553	414
Cash and cash equivalents at the end of the year		654	772	553
Ardagh Group S.A.
Cash flows from operating activities
Cash generated from operations		(1)
Increase in receivables		(10)
Cumulative PIK interest paid			(184)
Net cash from operating activities		(11)	(184)
Cash flows from investing activities
Repayment of loans from subsidiary undertakings			1,112
Contribution to subsidiary undertaking		(299)	(1,110)
Dividends received		150	267
Net cash used in investing activities		(149)	269
Cash flows from financing activities
Repayment of borrowings			(880)
Proceeds from borrowings with related party			671
Contribution from parent			431
Proceeds from share issuance		309	6
Dividends paid		(148)	(270)	0
Early redemption premium costs paid			45
Net cash (outflow)/inflow from financing activities		161	(87)
Net (decrease)/increase in cash and cash equivalents		1	(2)
Cash and cash equivalents at the beginning of the year			€ 2	2
Cash and cash equivalents at the end of the year		€ 1		€ 2